Incorporated herein by reference is a supplement to the prospectus of MFS Municipal High Income Fund, a series of MFS Series Trust III (File No. 002-60491), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 28, 2011 (SEC Accession No. 0000912938-11-000356).